Class A | Deutsche Capital Growth VIP
Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)
Investment Objective
The fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Class A Deutsche Capital Growth VIP
(paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class A Deutsche Capital Growth VIP
Management fee	0.37%
Distribution/service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Deutsche Capital Growth VIP	51	160	280	628

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2014: 47%.

Principal Investment Strategy

Main investments. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth values). While the market capitalization ranges of the S&P 500® Index and the Russell 1000® Growth Index change throughout the year, as of the most recent reconstitution dates of the indexes (March 20, 2015 and June 27, 2014, respectively), companies in the S&P 500® Index and the Russell 1000® Growth Index had median market capitalizations of approximately $19.03 billion and $8.79 billion, respectively. Although the fund can invest in companies of any size, the fund intends to invest primarily in companies whose market capitalizations fall within the normal range of these indexes. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.

Management process. In choosing stocks, portfolio management begins by utilizing proprietary quantitative models to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental factors to seek to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The fundamental factors considered and quantitative models used by portfolio management may change over time.

Portfolio management will normally sell a security when it believes the potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

CALENDAR YEAR TOTAL RETURNS (%) (CLASS A)

	Returns	Period ending
Best Quarter	16.36%	March 31, 2012
Worst Quarter	-21.49%	December 31, 2008
Year-to-Date	5.68%	March 31, 2015

Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Average Annual Total Returns Class A	Class Inception	1 Year	5 Years	10 Years
Deutsche Capital Growth VIP	Jul. 16, 1985	12.97%	14.50%	8.34%
Deutsche Capital Growth VIP Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		13.05%	15.81%	8.49%